Schedule of Share-based Equity Awards and Warrants Excluded from Computation of Earnings (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	30,905,321	858,593	7,112,296	757,442
Shares Issued to Abaca Shareholders [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		37,500		37,500
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	538,618	214,824	538,618	113,673
Conversion of Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	19,840,289		3,999,291
Conversion of Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,440	4,440	4,440	4,440
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	10,521,974	601,829	2,601,374	601,829